Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 8,998,415		¥ 6,684,971	¥ 2,658,158
Design and development expenses	3,019,403		3,276,915	1,572,834
Depreciation and amortization expenses	720,737		333,097	214,312
Rental and related expenses	273,493		193,132	53,846
Travel and entertainment expenses	135,891		111,531	43,732
Others	283,460		236,615	48,970
Total	¥ 13,431,399	$ 1,891,773	¥ 10,836,261	¥ 4,591,852